DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of outstanding interest rate swaps

The following interest rate swaps were outstanding at December 31, 2014:

(In thousands)	Notional Amount	2014 Balance Sheet Location	Fair Value
Cash Flow Hedges:
Fixed to 1-month floating LIBOR (with floor)	$100,000	Other long-term liabilities	$(133)

De-designated Hedges:
Fixed to 1-month floating LIBOR	$125,000	Other long-term liabilities	(410)
Fixed to 1-month floating LIBOR	50,000	Current portion of derivative liability	(443)
Fixed to 1-month floating LIBOR (with floor)	50,000	Other long-term liabilities	(147)

Total Fair Values			$(1,133)

The following interest rate swaps were outstanding at December 31, 2013:

(In thousands)	Notional Amount	2013 Balance Sheet Location	Fair Value
De-designated Hedges:
Fixed to 1-month floating LIBOR	$175,000	Other long-term liabilities	$(1,897)
Fixed to 1-month floating LIBOR	100,000	Current portion of derivative liability	(660)
Fixed to 1-month floating LIBOR (with floor)	50,000	Other long-term liabilities	(62)

Total Fair Values			$(2,619)

Schedule of effect of interest rate derivatives designated as cash flow hedges on AOCI and on the consolidated statements of income

(In thousands)	2014	2013	2012
Loss recognized in AOCI, pretax	$(132)	$(614)	$(5,631)
Loss reclassified from AOCI to interest expense	$(2,050)	$(5,875)	$(13,664)
Gain arising from ineffectiveness reducing interest expense	$—	$—	$47